Acquisitions - Identifiable Intangible Assets Acquired (Details) - USD ($) $ in Thousands	Apr. 01, 2021	Oct. 22, 2019
TurnKey
Identifiable intangible assets acquired
Intangible assets	$ 107,600
TurnKey | Homeowner contracts
Identifiable intangible assets acquired
Weighted average useful life	5 years
Intangible assets	$ 102,300
TurnKey | Database and listings
Identifiable intangible assets acquired
Weighted average useful life	1 year
Intangible assets	$ 3,400
TurnKey | Trademark, trade name, brand name
Identifiable intangible assets acquired
Weighted average useful life	1 year
Intangible assets	$ 1,900
Wyndham Vacation Rentals
Identifiable intangible assets acquired
Intangible assets		$ 79,247
Wyndham Vacation Rentals | Homeowner contracts
Identifiable intangible assets acquired
Weighted average useful life		10 years
Intangible assets		$ 59,080
Wyndham Vacation Rentals | Database and listings
Identifiable intangible assets acquired
Weighted average useful life		5 years
Intangible assets		$ 14,540
Wyndham Vacation Rentals | Trademark, trade name, brand name
Identifiable intangible assets acquired
Weighted average useful life		2 years
Intangible assets		$ 5,500
Wyndham Vacation Rentals | Favorable leasehold interests
Identifiable intangible assets acquired
Weighted average useful life		2 years
Intangible assets		$ 127